SCUDDER
                                                                     INVESTMENTS


Scudder Flag Investors Communications Fund

Classes A, B and C

Supplement to the currently effective Prospectus
Dated March 1, 2003

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Effective May 1, 2003, the following replaces the fifth paragraph in the
"Understanding Distributions and Taxes" section:

Scudder Flag Investors Communications Fund intends to pay distributions of substantially all its income annually. Scudder RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its income.



March 20, 2003



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                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder Flag Investors Communications Fund

Institutional Class

Supplement to the currently effective Prospectus
Dated March 1, 2003

--------------------------------------------------------------------------------

Effective May 1, 2003, the following replaces the first sentence in the second paragraph in the "Understanding Distributions and Taxes" section:

Scudder Flag Investors Communications Fund intends to pay distributions of substantially all its income annually. Scudder RREEF Real Estate Securities Fund intends to pay distributions of substantially all of its income.




March 20, 2003